Basis of Presentation	6 Months Ended
Sep. 30, 2014
Notes
Basis of Presentation

NOTE 2 - BASIS OF PRESENTATION

(For The Year Ended March 31, 2014)

The Company’s financial statements have been prepared assuming the Company will continue as a going concern. The Company has experienced net losses since April 4, 2001, which losses have caused an accumulated deficit of approximately $6,100,000 at March 31, 2014 of which $4,500,000  has been accumulated during our current development activities. In addition, the Company has consumed cash in its operating activities of approximately $364,000 and $37,000 for the years ended March 31, 2014 and 2013, respectively. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

Management has been able, thus far, to finance the losses through a public offering, private placements and obtaining operating funds from stockholders. The Company is continuing to seek sources of financing.  There are no assurances that the Company will be successful in achieving its goals.

In view of these conditions, the Company’s ability to continue as a going concern is dependent upon its ability to obtain additional financing or capital sources, to meet its financing requirements, and ultimately to achieve profitable operations. The Company is currently acquiring and developing crude oil and natural gas leases.   Management believes that its current and future plans provide an opportunity to continue as a going concern. The accompanying financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that may be necessary in the event the Company cannot continue as a going concern.

NOTE 2 - BASIS OF PRESENTATION

(For the Six Months Ended September 30, 2014)

Reporting Entity. GrowBlox Sciences, Inc.  (“GrowBlox” or “the Company”) was incorporated on April 4, 2001 under the laws of the State of Delaware. The Company is authorized to issue 250,000,000 shares of common stock, par value $.0001. On March 18, 2014, we purchased assets from Craig Ellins, which included the revolutionary GrowBLOX technology. We plan to utilize this technology to commercially cultivate and produce medical grade cannabis for sale in the U.S. states and territories in which it is legal. We also plan to research the medical treatment potential of cannabis and develop treatments from those findings. On April 4, 2014, we officially changed our name to GrowBLOX Sciences, Inc. to reflect this new corporate direction.  The Company’s office is located in Las Vegas, Nevada.